Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Other financial assets [Line Items]
Schedule of other financial assets

	2019	2018
Assets measured at fair value through profit or loss
Investment Portfolio – Local currency	1,630,149	3,389,869
Investment Portfolio – Foreign currency	3,340,908	4,754,369
	4,971,057	8,144,238
Assets measured at amortized cost	3,367	3,577
Hedging instruments	4,868	—
	4,979,292	8,147,815

Current	1,624,018	5,321,098
Non–current	3,355,274	2,826,717
	4,979,292	8,147,815

Schedule of maturities of other financial assets

	2019	2018
Up to 1 year	1,624,018	5,321,098
1 – 2 years	983,571	1,847,241
2 – 5 years	1,791,549	823,425
> 5 years	580,154	156,051
	4,979,292	8,147,815

Schedule of fair value hierarchy level	The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2019 and 2018:

	2019	2018
Level 1	472,547	372,636
Level 2	4,503,378	7,771,602
	4,975,925	8,144,238

Other financial assets [Member]
Other financial assets [Line Items]
Schedule of other financial assets measured at fair value through profit or loss

The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

	2019	2018
AAA	2,707,019	3,105,894
A+	712,934	161,160
AA	477,423	15,430
F1+	350,325	353,175
AA-	186,325	455,584
A	186,222	80,334
BBB	159,968	—
AA+	155,012	193,747
BRC1+	—	611,905
BBB+	—	18,731
A1	18,168	3,148,043
Other	17,661	235
	4,971,057	8,144,238